Convertible Notes Payables - Schedule of Change in Fair Value Unobservable Inputs (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
June and July 2025 Notes [Member]
Schedule of Change in Fair Value Unobservable Inputs [Line Items]
Convertible Notes, beginning balance
Proceeds from issuance	2,614,318
Change in fair value	1,568,489
Conversion of notes	(4,182,807)
Convertible Notes, ending balance
Convertible Notes [Member]
Schedule of Change in Fair Value Unobservable Inputs [Line Items]
Convertible Notes, beginning balance
Proceeds from issuance	5,000,000
Fair value of Warrants	(799,888)
Repayment of notes	(857,020)
Change in fair value	125,471
Convertible Notes, ending balance	$ 3,468,563